Total
T-REX 1.5X LONG BITCOIN DAILY TARGET ETF
FUND SUMMARY – T-REX 1.5X LONG BITCOIN DAILY TARGET ETF
Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 150% of the daily performance of spot Bitcoin. The Fund does not seek to achieve its stated investment objective over a period of time other than a single/one trading day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T-REX 1.5X LONG BITCOIN DAILY TARGET ETF T-REX 1.5X LONG BITCOIN DAILY TARGET ETF
Management Fee	1.25%	[1]
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	1.25%	[3]
[1]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (“Tuttle” or the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Fund will invest a portion of its assets in T-Rex 1.5X Long Bitcoin Daily Target (Cayman) Portfolio S.P., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “T-Rex 1.5X Long Bitcoin Subsidiary”). The T-Rex 1.5X Long Bitcoin Subsidiary has entered into a separate investment advisory agreement with the Adviser for the management of the T-Rex 1.5X Long Bitcoin Subsidiary’s assets, and for the payment and/or reimbursement of the T-Rex 1.5X Long Bitcoin Subsidiary’s expenses to the same extent as such expenses are paid or reimbursed to the Fund, pursuant to which the T-Rex 1.5X Long Bitcoin Subsidiary pays the Adviser a management fee at the same rate that the Fund pays the Adviser for services provided to the Fund (the “Subsidiary Management Agreement”). The Adviser is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser under the Subsidiary Management Agreement. This waiver will remain in effect for as long as the Subsidiary Management Agreement is in place.
[2]	Other Expenses are estimated for the Fund’s initial fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.219 % for the fiscal period ending December 31, 2024.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | USD ($)	127	397

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

The Fund, under normal circumstances, invests in swap agreements that provide 150% daily exposure to the Reference Assets equal to at least 80% of its net assets (plus any borrowings for investment purposes). Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in the Reference Assets that is equal, on a daily basis, to 150% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain Reference Asset exposure for the Fund equal to 150% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which the Reference Assets are assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which the Reference Assets are assigned). As of the date of this prospectus, the Reference Assets are assigned to the crypto asset industry. Although Bitcoin and similar crypto assets have been called “cryptocurrencies,” they are not widely accepted as a means of payment.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Reference Assets or Bitcoin. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Reference Assets is consistent with the Fund’s investment objective. The impact of the Reference Assets’ price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Reference Assets has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Reference Assets has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 365 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s Reference Assets move more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on which the Funds are traded on one trading day to the close of such markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

The Reference ETPs have only recently commenced operations. As a result, the Reference ETPs only have a very limited operating history. Generally, the Reference ETPs were formed for the purpose of owning Bitcoin that they purchase in exchange for shares that they issue. Each share in a Reference ETP represents a fractional undivided beneficial interest in the net assets of the Reference ETP. The assets of the Reference ETPs are generally expected to consist primarily of Bitcoin. The Reference ETPs seek to reflect generally the performance of the price of Bitcoin before payment of expenses and liabilities. Each Reference ETP is not a registered investment company under the Investment Company Act of 1940, and their sponsors may not be registered as an investment adviser. Additionally, the Reference ETPs may not be a commodity pool for purposes of the Commodity Exchange Act, and the Reference ETPs’ sponsors may not be subject to regulation as a commodity pool operator or a commodity trading advisor in connection with its activities with respect to the Reference ETPs. While each Reference ETP is expected to continuously offer its shares, a Reference ETP may suspend issuances of shares at any time. The sponsor of a Reference ETP will maintain a public website on behalf of the Reference ETP, containing information about the Reference ETP and its shares. Investors in the Fund are encouraged to review the websites of the several Reference Assets that exist in the marketplace. Each of the Reference ETPs’ shares are intended to constitute a simple means of making an investment similar to an investment in Bitcoin rather than by acquiring, holding and trading Bitcoin directly on a peer-to-peer or other basis or via a digital asset platform. The Reference ETPs’ shares have been designed to remove the obstacles represented by the complexities and operational burdens involved in a direct investment in Bitcoin, while at the same time having an intrinsic value that reflects, at any given time, the investment exposure to the Bitcoin owned by the Reference ETPs at such time, less the Reference ETPs’ expenses and liabilities. A Reference Asset that is an index is designed to reflect the value of Bitcoin, but does not have fees and expenses as do the Reference ETPs. Although the Reference ETPs’ shares are not the exact equivalent of a direct investment in Bitcoin, they provide investors with an alternative method of achieving investment exposure to Bitcoin through the securities market, which may be more familiar to them.

The BRRNY Index is designed to measure the performance of a single Bitcoin traded in USD and seeks to provide a proxy for the Bitcoin market. The BRRNY Index price is a composite of U.S. dollar Bitcoin trading activities reported by certain digital asset trading platforms that are evaluated based on a variety of different criteria, including volume representation, AML / KYC standards and market integrity measures. The digital asset trading platforms included in the BRRNY Index are reevaluated on an ongoing basis. All eligible exchange data is aggregated and categorized via timestamps into 12 five-minute partitions of equal length beginning at 3:00pm to 4:00pm New York time, and a volume weighted median is calculated for each partition. The BRRNY Index is the average of these 12 volume weighted medians. The BRRNY Index is constructed and maintained by CF Benchmarks Ltd. The Fund may enter into swap agreements in which the Reference Asset is a different Bitcoin index. The Fund expects that any such indexes will have been designed for a similar purpose, and will have similar methodologies, as the BRRNY Index.

Description of Bitcoin, the Bitcoin Blockchain, relationship of Bitcoin to the Bitcoin Blockchain.

Digital asset networks, including the Bitcoin peer-to-peer network and associated blockchain ledger (the “Bitcoin blockchain” and together the “Bitcoin network”) were introduced within the past 15 years. Bitcoin is a digital asset that is created and transmitted through the operations of the peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. Bitcoin and the Bitcoin blockchain are designed to serve as an alternative payment system. No single entity owns or operates the Bitcoin network, the infrastructure of which is collectively maintained by its user base. The Bitcoin network allows people to exchange tokens of value, called Bitcoin, which are recorded on a public transaction ledger known as the Bitcoin blockchain. Bitcoin can be used to pay for goods and services, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on Bitcoin platforms that enable trading in Bitcoin or in individual end-user-to-end-user transactions under a barter system. Although Bitcoin and similar crypto assets have been called “cryptocurrencies”, they are not widely accepted as a means of payment.

 The Bitcoin network is commonly understood to be decentralized and does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of Bitcoin. Rather, Bitcoin is created and allocated by the Bitcoin network protocol through a “mining” process. The value of Bitcoin is determined by the supply of and demand for Bitcoin on Bitcoin platforms or in private end-user-to-end-user transactions.

New Bitcoin are created and rewarded to the miners of a block in the Bitcoin blockchain for verifying transactions. The Bitcoin blockchain is a shared database that includes all blocks that have been solved by miners and it is updated to include new blocks as they are solved. Each Bitcoin transaction is broadcast to the Bitcoin network and, when included in a block, recorded in the Bitcoin blockchain.

History of Bitcoin

 The Bitcoin network was initially contemplated in a white paper that also described Bitcoin and the operating software to govern the Bitcoin network. The white paper was purportedly authored by Satoshi Nakamoto. However, no individual with that name has been reliably identified as Bitcoin’s creator, and the general consensus is that the name is a pseudonym for the actual inventor or inventors. The first Bitcoins were created in 2009 after Nakamoto released the Bitcoin network source code (the software and protocol that created and launched the Bitcoin network). The Bitcoin network has been under active development since that time by a loose group of software developers who have come to be known as core developers.

Overview of Bitcoin Network Operations

 In order to own, transfer or use Bitcoin directly on the Bitcoin network (as opposed to through an intermediary, such as a platform), a person generally must have internet access to connect to the Bitcoin network. Bitcoin transactions may be made directly between end-users without the need for a third-party intermediary.

Overview of Bitcoin Transfers

Prior to engaging in Bitcoin transactions directly on the Bitcoin network, a user generally must first install on its computer or mobile device a Bitcoin network software program that will allow the user to generate a private and public key pair associated with a Bitcoin address commonly referred to as a “wallet.” The Bitcoin network software program and the Bitcoin address also enable the user to connect to the Bitcoin network and transfer Bitcoin to, and receive Bitcoin from, other users.

Each Bitcoin network address, or wallet, is associated with a unique “public key” and “private key” pair. To receive Bitcoin, the Bitcoin recipient must provide its public key to the party initiating the transfer. This activity is analogous to a recipient for a transaction in U.S. dollars providing a routing address in wire instructions to the payor so that cash may be wired to the recipient’s account. The payor approves the transfer to the address provided by the recipient by “signing” a transaction that consists of the recipient’s public key with the private key of the address from where the payor is transferring the Bitcoin. The recipient, however, does not make public or provide to the sender its related private key.

Some Bitcoin transactions are conducted “off-blockchain” and are therefore not recorded in the Bitcoin blockchain. Some “off-blockchain transactions” involve the transfer of control over, or ownership of, a specific digital wallet holding Bitcoin or the reallocation of ownership of certain Bitcoin in a digital wallet containing assets owned by multiple persons, such as a digital wallet maintained by a digital assets platform. In contrast to on-blockchain transactions, which are publicly recorded on the Bitcoin blockchain, information and data regarding off-blockchain transactions are generally not publicly available. Therefore, off-blockchain transactions are not truly Bitcoin transactions in that they do not involve the transfer of transaction data on the Bitcoin network and do not reflect a movement of Bitcoin between addresses recorded in the Bitcoin blockchain. For these reasons, off-blockchain transactions are subject to risks as any such transfer of Bitcoin ownership is not protected by the protocol behind the Bitcoin network or recorded in, and validated through, the blockchain mechanism.

Summary of a Bitcoin Transaction

In a Bitcoin transaction directly on the Bitcoin network between two parties (as opposed to through an intermediary, such as a platform or a custodian), the following circumstances must initially be in place: (i) the party seeking to send Bitcoin must have a Bitcoin network public key, and the Bitcoin network must recognize that public key as having sufficient Bitcoin for the transaction; (ii) the receiving party must have a Bitcoin network public key; and (iii) the spending party must have internet access with which to send its spending transaction.

The receiving party must provide the spending party with its public key and allow the Bitcoin blockchain to record the sending of Bitcoin to that public key. After the provision of a recipient’s Bitcoin network public key, the spending party must enter the address into its Bitcoin network software program along with the number of Bitcoin to be sent. The number of Bitcoin to be sent will typically be agreed upon between the two parties based on a set number of Bitcoin or an agreed upon conversion of the value of fiat currency to Bitcoin. Since every computation on the Bitcoin network requires the payment of Bitcoin, including verification and memorialization of Bitcoin transfers, there is a transaction fee involved with the transfer, which is based on computation complexity and not on the value of the transfer and is paid by the payor with a fractional number of Bitcoin.

After the entry of the Bitcoin network address, the number of Bitcoin to be sent and the transaction fees, if any, to be paid, will be transmitted by the spending party. The transmission of the spending transaction results in the creation of a data packet by the spending party’s Bitcoin network software program, which is transmitted onto the decentralized Bitcoin network, resulting in the distribution of the information among the software programs of users across the Bitcoin network for eventual inclusion in the Bitcoin blockchain.

Bitcoin network miners record transactions when they solve for and add blocks of information to the Bitcoin blockchain. When a miner solves for a block, it creates that block, which includes data relating to (i) the solution to the block, (ii) a reference to the prior block in the Bitcoin blockchain to which the new block is being added and (iii) transactions that have occurred but have not yet been added to the Bitcoin blockchain. The miner becomes aware of outstanding, unrecorded transactions through the data packet transmission and distribution discussed above.

Upon the addition of a block included in the Bitcoin blockchain, the Bitcoin network software program of both the spending party and the receiving party will show confirmation of the transaction on the Bitcoin blockchain and reflect an adjustment to the Bitcoin balance in each party’s Bitcoin network public key, completing the Bitcoin transaction. Once a transaction is confirmed on the Bitcoin blockchain, it is irreversible.

Creation of a New Bitcoin

New Bitcoins are created through the mining process as discussed below.

The Bitcoin network is kept running by computers all over the world. In order to incentivize those who incur the computational costs of securing the network by validating transactions, there is a reward that is given to the computer that was able to create the latest block on the chain. Every 10 minutes, on average, a new block is added to the Bitcoin blockchain with the latest transactions processed by the network, and the computer that generated this block is currently awarded 6.25 Bitcoin. Due to the nature of the algorithm for block generation, this process (generating a “proof-of-work”) is random. Over time, rewards are expected to be proportionate to the computational power of each machine.

The process by which Bitcoin is “mined” results in new blocks being added to the Bitcoin blockchain and new Bitcoin tokens being issued to the miners. Computers on the Bitcoin network engage in a set of prescribed complex mathematical calculations in order to add a block to the Bitcoin blockchain and thereby confirm Bitcoin transactions included in that block’s data.

To begin mining, a user can download and run Bitcoin network mining software, which turns the user’s computer into a “node” on the Bitcoin network that validates blocks. Each block contains the details of some or all of the most recent transactions that are not memorialized in prior blocks, as well as a record of the award of Bitcoin to the miner who added the new block. Each unique block can be solved and added to the Bitcoin blockchain by only one miner. Therefore, all individual miners and mining pools on the Bitcoin network are engaged in a competitive process of constantly increasing their computing power to improve their likelihood of solving for new blocks. As more miners join the Bitcoin network and its processing power increases, the Bitcoin network adjusts the complexity of the block-solving equation to maintain a predetermined pace of adding a new block to the Bitcoin blockchain approximately every ten minutes. A miner’s proposed block is added to the Bitcoin blockchain once a majority of the nodes on the Bitcoin network confirms the miner’s work. Miners that are successful in adding a block to the Bitcoin blockchain are automatically awarded Bitcoin for their effort and may also receive transaction fees paid by transferors whose transactions are recorded in the block. This reward system is the method by which new Bitcoin enter into circulation to the public.

The Bitcoin network is designed in such a way that the reward for adding new blocks to the Bitcoin blockchain decreases over time. Once new Bitcoin tokens are no longer awarded for adding a new block, miners will only have transaction fees to incentivize them, and as a result, it is expected that miners will need to be better compensated with higher transaction fees to ensure that there is adequate incentive for them to continue mining.

 Limits on Bitcoin Supply

Under the source code that governs the Bitcoin network, the supply of new Bitcoin is mathematically controlled so that the number of Bitcoin grows at a limited rate pursuant to a pre-set schedule. The number of Bitcoin awarded for solving a new block is automatically halved after every 210,000 blocks are added to the Bitcoin blockchain, approximately every 4 years. Currently, the fixed reward for solving a new block is 6.25 Bitcoin per block and this is expected to decrease by half to become 3.125 Bitcoin in approximately early 2024. This deliberately controlled rate of Bitcoin creation means that the number of Bitcoin in existence will increase at a controlled rate until the number of Bitcoin in existence reaches the pre-determined 21 million Bitcoin. However, the 21 million supply cap could be changed in a hard fork.

A hard fork could change the source code to the Bitcoin network, including the 21 million Bitcoin supply cap.” As of December 31, 2023, approximately 19.6 million Bitcoins were outstanding and the date when the 21 million Bitcoin limitation will be reached is estimated to be the year 2140.

Modifications to the Bitcoin Protocol

Bitcoin is an open-source project with no official developer or group of developers that controls the Bitcoin network. However, the Bitcoin network’s development is overseen by a core group of developers. The core developers are able to access, and can alter, the Bitcoin network source code and, as a result, they are responsible for quasi-official releases of updates and other changes to the Bitcoin network’s source code. The release of updates to the Bitcoin network’s source code does not guarantee that the updates will be automatically adopted. Users and miners must accept any changes made to the Bitcoin source code by downloading the proposed modification of the Bitcoin network’s source code. A modification of the Bitcoin network’s source code is effective only with respect to the Bitcoin users and miners that download it. If a modification is accepted by only a percentage of users and miners, a division in the Bitcoin network will occur such that one network will run the pre-modification source code and the other network will run the modified source code. Such a division is known as a “fork.” A temporary or permanent “fork” could adversely affect the value of the Shares. In addition, Shareholders will not receive the benefits of any Incidental Rights and any IR Virtual Asset, including any forked or airdropped assets.” Consequently, as a practical matter, a modification to the source code becomes part of the Bitcoin network only if accepted by participants collectively having most of the processing power on the Bitcoin network. There have been several forks in the Bitcoin network, including but not limited to, forks resulting in the creation of Bitcoin Cash (August 1, 2017), Bitcoin Gold (October 24, 2017) and Bitcoin SegWit2X (December 28, 2017), among others.

Core development of the Bitcoin network source code has increasingly focused on modifications of the Bitcoin network protocol to increase speed and scalability and also allow for non-financial, next generation uses. For example, following the activation of Segregated Witness on the Bitcoin network, an alpha version of the Lightning Network was released. The Lightning Network is an open-source decentralized network that enables instant off-Bitcoin blockchain transfers of the ownership of Bitcoin without the need of a trusted third-party. The system utilizes bidirectional payment channels that consist of multi-signature addresses. One on-blockchain transaction is needed to open a channel and another on-blockchain transaction can close the channel. Once a channel is open, value can be transferred instantly between counterparties, who are engaging in real Bitcoin transactions without broadcasting them to the Bitcoin network. New transactions will replace previous transactions and the counterparties will store everything locally as long as the channel stays open to increase transaction throughput and reduce computational burden on the Bitcoin network. Other efforts include increased use of smart contracts and distributed registers built into, built atop or pegged alongside the Bitcoin blockchain. The Trust’s activities will not directly relate to such projects, though such projects may utilize Bitcoin as tokens for the facilitation of their non-financial uses, thereby potentially increasing demand for Bitcoin and the utility of the Bitcoin network as a whole. Conversely, projects that operate and are built within the Bitcoin blockchain may increase the data flow on the Bitcoin network and could either “bloat” the size of the Bitcoin blockchain or slow confirmation times. At this time, such projects remain in early stages and have not been materially integrated into the Bitcoin blockchain or the Bitcoin network.

Forms of Attack Against the Bitcoin Network

All networked systems are vulnerable to various kinds of attacks. As with any computer network, the Bitcoin network contains certain flaws. For example, the Bitcoin network is currently vulnerable to a “51% attack” where, if a mining pool were to gain control of more than 50% of the hash rate for a digital asset, a malicious actor would be able to prevent new transactions from confirmation, and reverse new transactions that are completed while they are in control of the network, effectively enabling them to double-spend their Bitcoins.

In addition, many digital asset networks have been subjected to a number of denial of service attacks, which has led to temporary delays in block creation and in the transfer of Bitcoin. Any similar attacks on the Bitcoin network that impact the ability to transfer Bitcoin could have a material adverse effect on the price of Bitcoin and the value of the shares.

The Fund’s Portfolio Composition

The Fund will not invest directly in Bitcoin or any other digital assets. Rather, the Fund seeks to gain exposure to the Reference Assets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the T-Rex 1.5X Long Bitcoin Daily Target (Cayman) Portfolio S.P. (the “T-Rex 1.5X Long Bitcoin Subsidiary”). The T-Rex 1.5X Long Bitcoin Subsidiary is wholly-owned and controlled by the Fund. The Fund will also likely have significant cash investments. Again, however, the Fund will not invest directly in Bitcoin or any other digital assets.

The T-Rex 1.5X Long Bitcoin Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the T-Rex 1.5X Long Bitcoin Subsidiary may not exceed 25% of the Fund’s total assets (the “Subsidiary Limit”). The Fund’s investment in the T-Rex 1.5X Long Bitcoin Subsidiary is intended to provide the Fund with exposure to Bitcoin returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the T-Rex 1.5X Long Bitcoin Subsidiary. The T-Rex 1.5X Long Bitcoin Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that unlike the Fund, it may invest without limit in the Reference Assets. The Fund will aggregate its investments with the T-Rex 1.5X Long Bitcoin Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the T-Rex 1.5X Long Bitcoin Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the T-Rex 1.5X Long Bitcoin Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the T-Rex 1.5X Long Bitcoin Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the T-Rex 1.5X Long Bitcoin Subsidiary.

The Fund (and the T-Rex 1.5X Long Bitcoin Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following cash investments: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), and treasury inflation-protected securities that provide liquidity, serve as margin or collateralize the Fund’s and/or the T-Rex 1.5X Long Bitcoin Subsidiary’s investments in the Reference Assets.

The Fund is classified as a non-diversified fund under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer.

Information provided to or filed with the Securities and Exchange Commission by any of the Reference ETPs pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission through the Securities and Exchange Commission’s website at www.sec.gov. Information regarding a Reference Asset that is an index may be obtained at the website maintained by the index provider.

In addition, information regarding the Reference Assets may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Information about the Reference ETPs

The purpose of each of the Reference ETPs is to own Bitcoin purchased by the particular Reference ETP in exchange for shares issued by the Reference ETP. The assets of each Reference ETP consist primarily of Bitcoin held by the s custodian on behalf of the Reference ETP. Generally, a Reference ETP issues and redeems its shares only in blocks of shares (or “Baskets”) to registered broker-dealers that enter into a contract with the sponsor and the trustee of the particular Reference ETP (“Authorized Participants”). Authorized Participants will purchase shares by depositing cash in the Reference ETP’s account with its custodian. This will cause the Reference ETP’s sponsor to automatically instruct a counterparty to (i) purchase the amount of Bitcoin equivalent in value to the cash deposit amount associated with the order and (ii) deposit the resulting Bitcoin deposit amount in the Reference ETPs account with the custodian, resulting in the transfer agent crediting the applicable amount of shares to the Authorized Participant.

When such an Authorized Participant redeems its shares in the Reference ETP, the sponsor will direct the custodian to transfer Bitcoin to the counterparty, who will sell the Bitcoin to be executed at the Index price used by the Reference ETP to calculate its net asset value.

Redemptions of Baskets may be suspended (i) during any period in which regular trading on the exchange on which shares of the particular Reference ETP are traded is suspended or restricted, or the exchange is closed (other than scheduled holiday or weekend closings), or (ii) during a period when the sponsor determines that delivery, disposal or evaluation of Bitcoin is not reasonably practicable. If any of these events occurs at a time when an Authorized Participant intends to redeem shares, and the price of Bitcoin decreases before such Authorized Participant is able again to surrender for redemption Baskets, such Authorized Participant will sustain a loss with respect to the amount that it would have been able to obtain upon the redemption of its shares, had the redemption taken place when such Authorized Participant originally intended it to occur.  Individual shares will not be redeemed by the particular Reference ETP, however, each Reference ETP will be listed and traded on an exchange, as follows:

Reference ETP	Exchange	Ticker Symbol
Grayscale Bitcoin Trust	NYSE Arca, Inc.	GBTC
Bitwise Bitcoin ETF	NYSE Arca, Inc.	BITB
Hashdex Bitcoin ETF	NYSE Arca, Inc.	DEFI
iShares Bitcoin Trust	The Nasdaq Stock Market, LLC	IBIT
Valkyrie Bitcoin Fund	The Nasdaq Stock Market, LLC	BRRR
ARK 21Shares Bitcoin ETF	Cboe BZX Exchange, Inc.	ARKB
Invesco Galaxy Bitcoin ETF	Cboe BZX Exchange, Inc.	BTCO
VanEck Bitcoin Trust	Cboe BZX Exchange, Inc.	HODL
WisdomTree Bitcoin Fund	Cboe BZX Exchange, Inc.	BTCW
Fidelity Wise Origin Bitcoin Fund	Cboe BZX Exchange, Inc.	FBTC
Franklin Bitcoin ETF	Cboe BZX Exchange, Inc.	EZBC

Authorized Participants may offer shares of the Reference ETP to the public at prices that depend on various factors, including the supply and demand for shares, the value of the Reference ETP’s assets, and market conditions at the time of a transaction. Shareholders who buy or sell shares of a Reference ETP during the day from their broker-dealer on the secondary market may do so at a premium or discount relative to the net asset value of the Reference ETPs shares. The value of shares of a Reference ETP may not directly correspond to the price of Bitcoin, and is highly volatile. The price of a Reference ETP may go down even if the price of the underlying asset, Bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

Each Reference ETP is a passive investment vehicle that does not seek to generate returns beyond tracking the price of Bitcoin. This means the sponsor does not speculatively sell Bitcoin at times when its price is high or speculatively acquire Bitcoin at low prices in the expectation of future price increases. The Reference ETPs will not utilize hedging, leverage, derivatives or any similar arrangements in seeking to meet its investment objective. The Reference ETPs are not registered investment companies under the Investment Company Act of 1940 and are not required to register under the Investment Company Act of 1940. Each Reference ETP’s custodian will keep custody of all of the Reference ETP’s Bitcoin, other than that which is maintained in a trading account, in accounts that are required to be segregated from the assets held by the Custodian as principal and the assets of its other customers (the “Vault Balance”). The Reference ETP’s custodian will keep all of the private keys associated with such Reference ETP’s Bitcoin held by the custodian in the Vault Balance in “cold storage”, which refers to a safeguarding method by which the private keys corresponding to the particular Reference ETP’s Bitcoins are generated and stored in an offline manner using computers or devices that are not connected to the internet, which is intended to make them more resistant to hacking.

The Reference ETP’s net asset value means the total assets of the Reference ETP including, but not limited to, all bitcoin and cash, less total liabilities of the Reference ETP. The sponsor of each Reference ETP has the exclusive authority to determine that Reference ETP’s net asset value. The Reference ETP determines its net asset value on each day that the exchange on which it trades is open for regular trading, as promptly as practical after 4:00 p.m. EST. In determining its net asset value, the Reference ETP values the Bitcoin it holds based on the price set by an index as of 4:00 p.m. Eastern time. The Reference ETP also determines the net asset value per share. In determining a Reference ETP’s net asset value, the trustee or an administrator values the Bitcoin held by the Reference ETP based on an Index price. The U.S. dollar value of a Basket of shares at 4:00 p.m., Eastern time, on the trade date of a creation or redemption order is equal to the basket amount, which is the number of Bitcoins required to create or redeem a Basket of shares, multiplied by the Index Price, which is the U.S. dollar value of a Bitcoin derived from the Reference ETPs digital asset trading platforms that are reflected in the particular Reference ETP’s Index at 4:00 p.m., Eastern time, on each business day. The methodology used to calculate an Index price to value Bitcoin in determining the net asset value of a Reference ETP may not be deemed consistent with U.S. generally accepted accounting principles.

Many of the Reference ETPs have a limited operating history. Each Reference ETP is subject to the information requirements of the Securities Exchange Act of 1934 and it files periodic reports with the U.S. Securities and Exchange Commission (the “SEC”). Certain of the Reference ETPs are subject to reduced public company reporting requirements under the Jumpstart Our Business Startups Act (the “JOBS Act”). These Reference ETPs are an “emerging growth company,” as defined in the JOBS Act. For as long as the particular Reference ETP is an emerging growth company, such Reference ETP may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies,” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes–Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in the Bitcoin Trust’s periodic reports and audited financial statements in this prospectus, exemptions from the requirements of holding advisory “say-on-pay” votes on executive compensation and shareholder advisory votes on “golden parachute” compensation and exemption from any rules requiring mandatory audit firm rotation and auditor discussion and analysis and, unless otherwise determined by the SEC, any new audit rules adopted by the Public Company Accounting Oversight Board.

The SEC maintains an Internet website on its EDGAR Database that includes the registration statement, shareholder reports, other regulatory filings and other information regarding each Reference ETP. The SECs EDGAR Database is located here: SEC.gov | EDGAR | Company Filings. Information regarding a Reference Asset that is an index may be obtained at the website maintained by the index provider.

The Fund has derived all disclosures contained in this document regarding the Reference Assets from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding any Reference Asset is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Reference Assets have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning a Reference Asset could affect the value of the Fund’s investments with respect to the Reference Assets and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 150% of the return of Bitcoin over the same period. The Fund will lose money if the Reference Asset’s performance is flat over time, and as a result of daily rebalancing, the Reference Asset’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while Bitcoin’s performance increases over a period longer than a single day.

Losses or negative impacts to a Fund pursuing a long-levered strategy due to declines in the price of Bitcoin would have a positive impact on the price of a Fund pursuing an inverse levered strategy. Alternatively, developments that would cause an increase in the price of Bitcoin would adversely impact the price of a Fund pursuing an inverse levered strategy, while positively impacting the price of a Fund pursuing a long-levered strategy.

Principal Risks
Performance History

The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Risk Lose Money [Member]
The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 150% of the Reference Assets’ performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. A volatility rate is a statistical measure of the magnitude of fluctuations in the underlying security’s returns over a defined period. Performance is the return on the underlying security for a stated period. The more volatile, the more likely the returns may differ over time. For periods longer than a trading day, volatility in the performance of the underlying security or its rebalancing from day to day is the primary cause of any disparity between the Fund’s actual returns and the returns of the underlying security for such period. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Assets during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Reference Assets’ volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Reference Assets’ volatility; b) the Reference Assets’ performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to the Reference ETPs. The chart below illustrates the impact of two principal factors – the Reference Assets’ volatility and the Reference Assets’ performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of the Reference Assets’ volatility and the Reference Assets’ performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the Reference ETPs; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 150% of the performance of the Reference Assets.

During periods of higher the Reference Assets’ volatility, the volatility of the Reference Assets may affect the Fund’s return as much as, or more than, the return of the Reference Assets. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Assets during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.4% if the Reference Assets provided no return over a one year period during which the Reference Assets experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Reference Assets’ return is flat. For instance, if a Reference Assets’ annualized volatility is 100%, the Fund would be expected to lose 43.1% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 150% of the performance of the Reference Assets and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 150% of the performance of the Reference Assets. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year Stock	150% One Year Stock	Volatility Rate
Return	Simple Return	10%	25%	50%	75%	100%
-60%	-90%	-75.2%	-76.9%	-81.3%	-85.4%	-88.3%
-50%	-75%	-65.2%	-67.4%	-73.0%	-78.6%	-82.6%
-40%	-60%	-54.2%	-56.9%	-63.8%	-70.8%	-76.0%
-30%	-45%	-42.2%	-45.4%	-53.6%	-62.1%	-68.8%
-20%	-30%	-29.3%	-33.1%	-43.4%	-53.2%	-60.8%
-10%	-15%	-15.6%	-20.1%	-32.0%	-43.3%	-52.2%
0%	0%	-1.1%	-6.4%	-19.4%	-33.3%	-43.1%
10%	15%	14.1%	8.0%	-7.6%	-22.5%	-33.6%
20%	30%	30.0%	23.0%	6.2%	-11.2%	-23.5%
30%	45%	46.5%	38.5%	18.2%	-0.3%	-13.3%
40%	60%	63.6%	54.6%	33.2%	10.7%	-2.7%
50%	75%	81.3%	71.0%	45.0%	22.8%	6.9%
60%	90%	99.6%	87.8%	58.7%	33.3%	19.3%

The Reference ETPs only recently commenced operations and have a very short operating history. The annualized historical daily volatility rate for Bitcoin, which the Reference Assets are intended to replicate, for the five-year period ended December 31, 2023 was 66.65%. Bitcoin’s annualized daily volatility rates were as follows:

2019	73.07%

2020	65.04%

2021	81.29%

2022	62.61%

2023	45.45%

Volatility for a shorter period of time may have been substantially higher.

The annualized performance for Bitcoin, which the Reference Assets are intended to replicate, for the five-year period ended December 31, 2023 was 63.13%. Historical volatility and performance are not indications of what the Reference Assets’ volatility and performance will be in the future.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Leverage Risk [Member]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Reference Assets will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 1.5% for every 1% daily decline in the Reference Assets, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 66.67%. This would result in a total loss of a shareholder’s investment in one day even if the Reference Assets subsequently move in the opposite direction and eliminate all or a portion of its earlier daily change. A total loss may occur in a single day even if the Reference Assets do not lose all of their value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Reference Assets and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative exchange traded product, reduce its leverage or close.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Derivatives Risk [Member]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund will use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements Risk. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Counterparty Risk [Member]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Rebalancing Risk [Member]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Reference Assets that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Intra-Day Investment Risk [Member]

Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Reference Assets at the market close on the first trading day and the value of the Reference Assets at the time of purchase. If the Reference Assets gain value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Reference Assets decline, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the Reference Assets.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Shares prior to the close of trading on the Exchange and incur significant losses.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Daily Correlation Risk [Member]

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Reference Assets and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Reference Assets is impacted by the Reference Assets’ movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Reference Assets at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Reference Assets increases on days when the Reference Assets are volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Reference Assets. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Reference Assets. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Reference Assets. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Reference Assets. Any of these factors could decrease the correlation between the performance of the Fund and the Reference Assets and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Market Risk [Member]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Indirect Investment Risk [Member]

Indirect Investment Risk. The Reference Assets are not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Reference Assets and make no representation as to the performance of the Reference Assets. Investing in the Fund is not equivalent to investing in the Reference Assets. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Reference Assets.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Reference Asset Investing Risk [Member]

Reference Asset Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. The following is a summary of risk factors related to the Reference Assets as identified by the Reference ETPs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of the Reference ETPs).

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Risk Factors Related to Digital Assets [Member]

Risk Factors Related to Digital Assets

●	Bitcoin and Bitcoin-linked investments are relatively new investments, they present unique and substantial risks, and investing in Bitcoin has been subject to significant price volatility. The trading prices of many digital assets, including Bitcoin, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Bitcoin, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.
●	The value of Bitcoin has been and may continue to be deeply speculative such that trading and investing in Bitcoin intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of Bitcoin known as “whales” may have the ability to manipulate the price of Bitcoin. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of Bitcoin as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies such as the Bitcoin blockchain. For example, the Bitcoin blockchain may be subject to attack by miners or a group of miners that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in Bitcoin may be adversely affected by such an attack.
●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of Bitcoin.
●	Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Risk Factors Related to the Digital Asset Platforms [Member]

Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of Bitcoins, the value of which may be highly volatile and subject to fluctuations due to a number of factors.
●	The Reference ETPs (defined to be the exchange traded product that tracks the price of Bitcoin) has a limited history, the Reference ETPs price could fail to track the global Bitcoin price, and a failure of the Reference ETP price could adversely affect the value of the shares.
●	Proposed changes to the Bitcoin blockchain protocol may not be adopted by a sufficient number of users and miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

●	Bitcoin blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Bitcoin and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying Bitcoin could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Bitcoin network or take the Trust’s Bitcoin, which would adversely affect the value of the Fund. Exposure of Bitcoin to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Bitcoin blockchain can nonetheless precipitate a significant decline in the price of Bitcoin and an investment in the Fund.
●	While Bitcoin was the first digital asset to gain global adoption, and as of December 31, 2023, Bitcoin was the largest digital asset by market capitalization tracked by CoinMarketCap.com, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.65 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms rather than open platforms like the Bitcoin network. Competition from the emergence or growth of alternative digital assets and smart contracts platforms, such as those focused on zero-knowledge cryptography, Solana, Avalanche, Polkadot, or Cardano, could have a negative impact on the demand for, and price of, Bitcoin and thereby adversely affect the value of the Fund.
●	Bitcoin has only recently become selectively accepted as a means of payment by retail and commercial outlets, and use of Bitcoins by consumers to pay such retail and commercial outlets remains limited. Banks and other established financial institutions may refuse to process funds for Bitcoin transactions; process wire transfers to or from digital asset platforms, Bitcoin-related companies or service providers; or maintain accounts for persons or entities transacting in Bitcoin. Processing of Bitcoin transactions may be slow, transaction fees may be subject to significant variability. As a result, the prices of Bitcoin may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.
●	Layer 2 refers to a series of different protocols that facilitate the creation of smart contracts and decentralized applications (dApps) on top of the core Bitcoin blockchain. Through various means, smart contracts and transactions are largely executed outside of the Bitcoin main chain. However, this is achieved while maintaining the full network security of the core layer 1 chain.
●	Further developments in blockchain for its intended purpose may depend on Layer 2 scaling solutions (“Layer 2 Solutions”). Layer 2 Solutions are protocols that allow developers to build applications with faster transaction ability and cheaper costs than if they were to build on the layer 1 chain, which refers to decentralized applications built on the Bitcoin main chain. There are various types of scaling solutions for Bitcoin that will assist in the implementation of Layer 2 Solutions. For Bitcoin to be suitable for global enterprise and mass adoption, there first needs to be improvements that facilitate scaling and transaction speed to keep up with user demand, and accommodating the various types of users and transaction requests. The Bitcoin Lightning Network is a Layer 2 Solution that uses channels to create peer-to-peer payment routs between two parties. These exist separately from Bitcoin’s network and their primary purpose is to allow for faster transactions. Since these Layer 2 Solutions are recorded off of the Bitcoin network this results in slower verification times for these transactions, and users may be subject to manipulation of the transaction data by unauthorized parties. This may result in users and retailers less likely to accept Bitcoin as a form of payment, and cause a decrease in the value of Bitcoin and the performance of the Fund.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Risk Factors Related to the Reference ETPs and Their Shares [Member]

Risk Factors Related to the Reference ETPs and Their Shares

●	If the process of creation and redemption of baskets encounters any unanticipated difficulties, the possibility for arbitrage transactions by authorized participants intended to keep the price of the shares closely linked to the price of Bitcoin may not exist and, as a result, the price of the shares may fall or otherwise diverge from NAV.
●	The liquidity of the shares may also be affected by the withdrawal from participation of authorized participants.
●	Security threats to the Reference ETPs’ account at the custodian could result in the halting of the Reference ETPs’ operations and a loss of the Reference ETPs assets or damage to the reputation of the Reference ETPs, each of which could result in a reduction in the value of the shares.
●	The price used to calculate the value of the Reference ETPs’ Bitcoin may be volatile, adversely affecting the value of the shares.
●	Bitcoin transactions are irrevocable and stolen or incorrectly transferred Bitcoins may be irretrievable. As a result, any incorrectly executed Bitcoin transactions could adversely affect the value of the shares.
●	If the Reference ETPs’ the custodian agreement is terminated or its custodian fails to provide services as required, the Reference ETPs may need to find and appoint a replacement custodian, which could pose a challenge to the safekeeping of the Reference ETPs’ Bitcoins, and the Reference ETPs’ ability to continue to operate may be adversely affected.
●	Loss of a critical banking relationship for, or the failure of a bank used by, the Reference ETPs’ prime execution agent could adversely impact the Reference ETPs’ ability to create or redeem baskets, or could cause losses to the Reference ETPs.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Risk Factors Related to the Regulation of the Reference ETPs and Their Shares [Member]

Risk Factors Related to the Regulation of the Reference ETPs and Their Shares

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of Bitcoin or the Shares, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of Bitcoins, mining activity, digital wallets, the provision of services related to trading and custodying Bitcoin, the operation of the Bitcoin network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.
●	If regulators subject the Reference ETPs to regulation as a money services business (“MSB”) or money transmitter, this could result in extraordinary expenses to the Reference ETPs and also result in decreased liquidity for the Shares.

●	Regulatory changes or interpretations could obligate an Authorized Participant or the Reference ETPs to register and comply with new regulations, resulting in potentially extraordinary, nonrecurring expenses to the Trust.
●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Crypto Asset Risk [Member]

Crypto Asset Risk. The Fund has exposure to the crypto asset platforms as a result of the Reference Assets attempting to reflect generally the performance of the price of Bitcoin before payment of its expenses and liabilities. A crypto asset operates without central authority or banks and is not backed by any government. Crypto assets are often referred to as a “virtual asset” or “digital asset,” and operate as a decentralized, peer-to-peer financial trading platform and value storage that is used like money. A crypto asset is also not a legal tender. Federal, state or foreign governments may restrict the use and exchange of a crypto asset, and regulation in the U.S. is still developing. Further, the spot markets for crypto assets are fragmented and lack regulatory compliance and/or oversight. Crypto asset platforms may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware. The Fund’s indirect exposure to crypto assets such as Bitcoin may be affected by the high volatility associated with such crypto asset exposure. Future regulatory actions or policies may limit the ability to sell, exchange or use crypto assets, thereby impairing their prices. Crypto asset trading platforms on which Bitcoin trades, and which may serve as a pricing source for valuation of spot Bitcoin held by the Reference ETPs may be subject to enforcement actions by regulatory authorities.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Index Performance Risk [Member]

Index Performance Risk — An index used as a Reference Asset by the Fund may underperform other asset classes and may underperform other similar indexes. An index used by the Fund will be maintained by a third-party provider unaffiliated with a Fund or the Adviser. There can be no guarantee that the methodology underlying a particular index or the daily calculation of the index will be free from error. Changes to the index methodology or changes to the digital asset trading platforms included in the index may impact the value of the Index may cause the Fund to experience increased volatility and adversely impact the Fund’s ability to meet its investment objective.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Industry Concentration Risk [Member]

Industry Concentration Risk. The Fund will be concentrated in the industry to which the Reference Assets are assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to Bitcoin). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Subsidiary Investment Risk [Member]

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the T-Rex 1.5X Long Bitcoin Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The T-Rex 1.5X Long Bitcoin Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the T-Rex 1.5X Long Bitcoin Subsidiary, will not have all the protections offered to investors in registered investment companies.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Money Market Instrument Risk [Member]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds and depositary accounts. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Liquidity Risk [Member]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Reference Assets. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Reference ETPs’ value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Reference ETPs. Under such circumstances, the market for securities of the Reference ETPs may lack sufficient liquidity for all market participants trades. Therefore, the Fund may have more difficulty transacting in the Reference ETPs or financial instruments and the Fund’s transactions could exacerbate the price changes of the Reference Assets and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in the Reference Assets and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of a Reference ETP and correlated derivative instruments.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]

Early Close/Trading Halt Risk. Although a Reference ETP’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Reference Assets and may incur substantial losses. If there is a significant intra-day market event and/or the Reference Assets experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX and incur significant losses.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Equity Securities Risk [Member]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Cash Transaction Risk [Member]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Tax Risk [Member]

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in Bitcoin (or any other digital asset) or derivatives based upon Bitcoin (or any other digital assets) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will not invest directly in Bitcoin or any other digital assets, but it will gain exposure to Bitcoin through investments in the T-Rex 1.5X Long Bitcoin Subsidiary, which is intended to provide the Fund with exposure to Bitcoin returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the T-Rex 1.5X Long Bitcoin Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to Bitcoin returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | ETF Risks [Member]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
●Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other Aps step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Cash Redemption Risk [Member]
●Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]
●Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]
●Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares Or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | Trading [Member]
●Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 1.5X LONG BITCOIN DAILY TARGET ETF | New Fund Risk [Member]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Although the Fund is new, the structure of providing long leveraged exposure to the price of Bitcoin is not necessarily a new strategy as similar leveraged funds, such as those that primarily invest in cash settled futures contracts, currently trade on the Chicago Mercantile Exchange. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF
FUND SUMMARY – T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF
Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 150% of the inverse (or opposite) of the daily performance of spot Bitcoin. The Fund does not seek to achieve its stated investment objective over a period of time other than a single/one trading day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF
Management Fee	1.25%	[1]
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	1.25%	[3]
[1]	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (“Tuttle” or the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Fund will invest a portion of its assets in T-Rex 1.5X Inverse Bitcoin Daily Target (Cayman) Portfolio S.P., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “T-Rex 1.5X Inverse Bitcoin Subsidiary”). The T-Rex 1.5X Inverse Bitcoin Subsidiary has entered into a separate investment advisory agreement with the Adviser for the management of the T-Rex 1.5X Inverse Bitcoin Subsidiary’s assets, and for the payment and/or reimbursement of the T-Rex 1.5X Inverse Bitcoin Subsidiary’s expenses to the same extent as such expenses are paid or reimbursed to the Fund, pursuant to which the T-Rex 1.5X Inverse Bitcoin Subsidiary pays the Adviser a management fee at the same rate that the Fund pays the Adviser for services provided to the Fund (the “Subsidiary Management Agreement”). The Adviser is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser under the Subsidiary Management Agreement. This waiver will remain in effect for as long as the Subsidiary Management Agreement is in place.
[2]	Other Expenses are estimated for the Fund’s initial fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.219% for the fiscal period ending December 31, 2024.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | USD ($)	127	397

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

The Fund, under normal circumstances, invests in swap agreements that provide 150% inverse (opposite) daily exposure to the Reference Assets equal to at least 80% of the Fund’s net assets (plus borrowings for investment purposes). Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in the Reference Assets that is equal, on a daily basis, to -150% of the value of the Fund’s net assets. The Adviser attempts to consistently apply leverage to obtain short Reference Asset exposure for the Fund equal to -150% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which the Reference Assets are assigned (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the industry to which the Reference Assets are assigned). As of the date of this prospectus, the Reference Assets are assigned to the crypto asset industry. Although Bitcoin and similar crypto assets have been called “cryptocurrencies”, they are not widely accepted as a means of payment.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Reference Assets or Bitcoin. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Reference Assets is consistent with the Fund’s investment objective. The impact of the Reference Assets’ price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Reference Assets has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Reference Assets has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 365 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s Reference Assets move more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors may lose all of their money. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on which the Funds are traded on one trading day to the close of such markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

The Reference ETPs have only recently commenced operations. As a result, the Reference ETPs only have a very limited operating history. Generally, the Reference ETPs were formed for the purpose of owning Bitcoin that they purchase in exchange for shares that they issue. Each share in a Reference ETP represents a fractional undivided beneficial interest in the net assets of the Reference ETPs. The assets of the Reference ETPs are generally expected to consist primarily of Bitcoin. The Reference Assets seek to reflect generally the performance of the price of Bitcoin before payment of expenses and liabilities. Each Reference ETP is not a registered investment company under the Investment Company Act of 1940, and their sponsors may not be registered as an investment adviser. Additionally, the Reference ETPs may not be a commodity pool for purposes of the Commodity Exchange Act, and the Reference ETPs’ sponsors may not be subject to regulation as a commodity pool operator or a commodity trading advisor in connection with its activities with respect to the Reference ETPs. While each Reference ETP is expected to continuously offer its shares, such Reference ETP may suspend issuances of shares at any time. The sponsors of the Reference ETPs will maintain public websites on behalf of the Reference ETPs, containing information about the Reference ETPs and their shares. Investors in the Fund are encouraged to review the websites of the several Reference Assets that exist in the marketplace. Each of the Reference ETPs’ shares are intended to constitute a simple means of making an investment similar to an investment in Bitcoin rather than by acquiring, holding and trading Bitcoin directly on a peer-to-peer or other basis or via a digital asset platform. The Reference ETPs’ shares have been designed to remove the obstacles represented by the complexities and operational burdens involved in a direct investment in Bitcoin, while at the same time having an intrinsic value that reflects, at any given time, the investment exposure to the Bitcoin owned by the Reference ETPs at such time, less the Reference ETPs’ expenses and liabilities. A Reference Asset that is an index is designed to reflect the value of Bitcoin, but does not have fees and expenses as do the Reference ETPs. Although the Reference ETPs’ shares are not the exact equivalent of a direct investment in Bitcoin, they provide investors with an alternative method of achieving investment exposure to Bitcoin through the securities market, which may be more familiar to them.

The BRRNY Index is designed to measure the performance of a single Bitcoin traded in USD and seeks to provide a proxy for the Bitcoin market. The BRRNY Index price is a composite of U.S. dollar Bitcoin trading activities reported by certain digital asset trading platforms that are evaluated based on a variety of different criteria, including volume representation, AML / KYC standards and market integrity measures. The digital asset trading platforms included in the BRRNY Index are reevaluated on an ongoing basis. All eligible exchange data is aggregated and categorized via timestamps into 12 five-minute partitions of equal length beginning at 3:00pm to 4:00pm New York time, and a volume weighted median is calculated for each partition. The BRRNY Index is the average of these 12 volume weighted medians. The BRRNY Index is constructed and maintained by CF Benchmarks Ltd. The Fund may enter into swap agreements in which the Reference Asset is a different Bitcoin index. The Fund expects that any such indexes will have been designed for a similar purpose, and will have similar methodologies, as the BRRNY Index.

Description of Bitcoin, the Bitcoin Blockchain, relationship of Bitcoin to the Bitcoin Blockchain.

Digital asset networks, including the Bitcoin peer-to-peer network and associated blockchain ledger (the “Bitcoin blockchain” and together the “Bitcoin network”) were introduced within the past 15 years. Bitcoin is a digital asset that is created and transmitted through the operations of the peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. Bitcoin and the Bitcoin blockchain are designed to serve as an alternative payment system. No single entity owns or operates the Bitcoin network, the infrastructure of which is collectively maintained by its user base. The Bitcoin network allows people to exchange tokens of value, called Bitcoin, which are recorded on a public transaction ledger known as the Bitcoin blockchain. Bitcoin can be used to pay for goods and services, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on Bitcoin platforms that enable trading in Bitcoin or in individual end-user-to-end-user transactions under a barter system. Although Bitcoin and similar crypto assets have been called “cryptocurrencies”, they are not widely accepted as a means of payment.

The Bitcoin network is commonly understood to be decentralized and does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of Bitcoin. Rather, Bitcoin is created and allocated by the Bitcoin network protocol through a “mining” process. The value of Bitcoin is determined by the supply of and demand for Bitcoin on Bitcoin platforms or in private end-user-to-end-user transactions.

New Bitcoin are created and rewarded to the miners of a block in the Bitcoin blockchain for verifying transactions. The Bitcoin blockchain is a shared database that includes all blocks that have been solved by miners and it is updated to include new blocks as they are solved. Each Bitcoin transaction is broadcast to the Bitcoin network and, when included in a block, recorded in the Bitcoin blockchain.

 History of Bitcoin

The Bitcoin network was initially contemplated in a white paper that also described Bitcoin and the operating software to govern the Bitcoin network. The white paper was purportedly authored by Satoshi Nakamoto. However, no individual with that name has been reliably identified as Bitcoin’s creator, and the general consensus is that the name is a pseudonym for the actual inventor or inventors. The first Bitcoins were created in 2009 after Nakamoto released the Bitcoin network source code (the software and protocol that created and launched the Bitcoin network). The Bitcoin network has been under active development since that time by a loose group of software developers who have come to be known as core developers.

 Overview of Bitcoin Network Operations

 In order to own, transfer or use Bitcoin directly on the Bitcoin network (as opposed to through an intermediary, such as a platform), a person generally must have internet access to connect to the Bitcoin network. Bitcoin transactions may be made directly between end-users without the need for a third-party intermediary.

 Overview of Bitcoin Transfers

Prior to engaging in Bitcoin transactions directly on the Bitcoin network, a user generally must first install on its computer or mobile device a Bitcoin network software program that will allow the user to generate a private and public key pair associated with a Bitcoin address commonly referred to as a “wallet.” The Bitcoin network software program and the Bitcoin address also enable the user to connect to the Bitcoin network and transfer Bitcoin to, and receive Bitcoin from, other users.

Each Bitcoin network address, or wallet, is associated with a unique “public key” and “private key” pair. To receive Bitcoin, the Bitcoin recipient must provide its public key to the party initiating the transfer. This activity is analogous to a recipient for a transaction in U.S. dollars providing a routing address in wire instructions to the payor so that cash may be wired to the recipient’s account. The payor approves the transfer to the address provided by the recipient by “signing” a transaction that consists of the recipient’s public key with the private key of the address from where the payor is transferring the Bitcoin. The recipient, however, does not make public or provide to the sender its related private key.

Some Bitcoin transactions are conducted “off-blockchain” and are therefore not recorded in the Bitcoin blockchain. Some “off-blockchain transactions” involve the transfer of control over, or ownership of, a specific digital wallet holding Bitcoin or the reallocation of ownership of certain Bitcoin in a digital wallet containing assets owned by multiple persons, such as a digital wallet maintained by a digital assets platform. In contrast to on-blockchain transactions, which are publicly recorded on the Bitcoin blockchain, information and data regarding off-blockchain transactions are generally not publicly available. Therefore, off-blockchain transactions are not truly Bitcoin transactions in that they do not involve the transfer of transaction data on the Bitcoin network and do not reflect a movement of Bitcoin between addresses recorded in the Bitcoin blockchain. For these reasons, off-blockchain transactions are subject to risks as any such transfer of Bitcoin ownership is not protected by the protocol behind the Bitcoin network or recorded in, and validated through, the blockchain mechanism.

Summary of a Bitcoin Transaction

In a Bitcoin transaction directly on the Bitcoin network between two parties (as opposed to through an intermediary, such as a platform or a custodian), the following circumstances must initially be in place: (i) the party seeking to send Bitcoin must have a Bitcoin network public key, and the Bitcoin network must recognize that public key as having sufficient Bitcoin for the transaction; (ii) the receiving party must have a Bitcoin network public key; and (iii) the spending party must have internet access with which to send its spending transaction.

The receiving party must provide the spending party with its public key and allow the Bitcoin blockchain to record the sending of Bitcoin to that public key. After the provision of a recipient’s Bitcoin network public key, the spending party must enter the address into its Bitcoin network software program along with the number of Bitcoin to be sent. The number of Bitcoin to be sent will typically be agreed upon between the two parties based on a set number of Bitcoin or an agreed upon conversion of the value of fiat currency to Bitcoin. Since every computation on the Bitcoin network requires the payment of Bitcoin, including verification and memorialization of Bitcoin transfers, there is a transaction fee involved with the transfer, which is based on computation complexity and not on the value of the transfer and is paid by the payor with a fractional number of Bitcoin.

After the entry of the Bitcoin network address, the number of Bitcoin to be sent and the transaction fees, if any, to be paid, will be transmitted by the spending party. The transmission of the spending transaction results in the creation of a data packet by the spending party’s Bitcoin network software program, which is transmitted onto the decentralized Bitcoin network, resulting in the distribution of the information among the software programs of users across the Bitcoin network for eventual inclusion in the Bitcoin blockchain.

Bitcoin network miners record transactions when they solve for and add blocks of information to the Bitcoin blockchain. When a miner solves for a block, it creates that block, which includes data relating to (i) the solution to the block, (ii) a reference to the prior block in the Bitcoin blockchain to which the new block is being added and (iii) transactions that have occurred but have not yet been added to the Bitcoin blockchain. The miner becomes aware of outstanding, unrecorded transactions through the data packet transmission and distribution discussed above.

Upon the addition of a block included in the Bitcoin blockchain, the Bitcoin network software program of both the spending party and the receiving party will show confirmation of the transaction on the Bitcoin blockchain and reflect an adjustment to the Bitcoin balance in each party’s Bitcoin network public key, completing the Bitcoin transaction. Once a transaction is confirmed on the Bitcoin blockchain, it is irreversible.

Creation of a New Bitcoin

New Bitcoins are created through the mining process as discussed below.

The Bitcoin network is kept running by computers all over the world. In order to incentivize those who incur the computational costs of securing the network by validating transactions, there is a reward that is given to the computer that was able to create the latest block on the chain. Every 10 minutes, on average, a new block is added to the Bitcoin blockchain with the latest transactions processed by the network, and the computer that generated this block is currently awarded 6.25 Bitcoin. Due to the nature of the algorithm for block generation, this process (generating a “proof-of-work”) is random. Over time, rewards are expected to be proportionate to the computational power of each machine.

The process by which Bitcoin is “mined” results in new blocks being added to the Bitcoin blockchain and new Bitcoin tokens being issued to the miners. Computers on the Bitcoin network engage in a set of prescribed complex mathematical calculations in order to add a block to the Bitcoin blockchain and thereby confirm Bitcoin transactions included in that block’s data.

To begin mining, a user can download and run Bitcoin network mining software, which turns the user’s computer into a “node” on the Bitcoin network that validates blocks. Each block contains the details of some or all of the most recent transactions that are not memorialized in prior blocks, as well as a record of the award of Bitcoin to the miner who added the new block. Each unique block can be solved and added to the Bitcoin blockchain by only one miner. Therefore, all individual miners and mining pools on the Bitcoin network are engaged in a competitive process of constantly increasing their computing power to improve their likelihood of solving for new blocks. As more miners join the Bitcoin network and its processing power increases, the Bitcoin network adjusts the complexity of the block-solving equation to maintain a predetermined pace of adding a new block to the Bitcoin blockchain approximately every ten minutes. A miner’s proposed block is added to the Bitcoin blockchain once a majority of the nodes on the Bitcoin network confirms the miner’s work. Miners that are successful in adding a block to the Bitcoin blockchain are automatically awarded Bitcoin for their effort and may also receive transaction fees paid by transferors whose transactions are recorded in the block. This reward system is the method by which new Bitcoin enter into circulation to the public.

The Bitcoin network is designed in such a way that the reward for adding new blocks to the Bitcoin blockchain decreases over time. Once new Bitcoin tokens are no longer awarded for adding a new block, miners will only have transaction fees to incentivize them, and as a result, it is expected that miners will need to be better compensated with higher transaction fees to ensure that there is adequate incentive for them to continue mining.

 Limits on Bitcoin Supply

Under the source code that governs the Bitcoin network, the supply of new Bitcoin is mathematically controlled so that the number of Bitcoin grows at a limited rate pursuant to a pre-set schedule. The number of Bitcoin awarded for solving a new block is automatically halved after every 210,000 blocks are added to the Bitcoin blockchain, approximately every 4 years. Currently, the fixed reward for solving a new block is 6.25 Bitcoin per block and this is expected to decrease by half to become 3.125 Bitcoin in approximately early 2024. This deliberately controlled rate of Bitcoin creation means that the number of Bitcoin in existence will increase at a controlled rate until the number of Bitcoin in existence reaches the pre-determined 21 million Bitcoin. However, the 21 million supply cap could be changed in a hard fork.

A hard fork could change the source code to the Bitcoin network, including the 21 million Bitcoin supply cap.” As of December 31, 2023, approximately 19.6 million Bitcoins were outstanding and the date when the 21 million Bitcoin limitation will be reached is estimated to be the year 2140.

Modifications to the Bitcoin Protocol

Bitcoin is an open-source project with no official developer or group of developers that controls the Bitcoin network. However, the Bitcoin network’s development is overseen by a core group of developers. The core developers are able to access, and can alter, the Bitcoin network source code and, as a result, they are responsible for quasi-official releases of updates and other changes to the Bitcoin network’s source code. The release of updates to the Bitcoin network’s source code does not guarantee that the updates will be automatically adopted. Users and miners must accept any changes made to the Bitcoin source code by downloading the proposed modification of the Bitcoin network’s source code. A modification of the Bitcoin network’s source code is effective only with respect to the Bitcoin users and miners that download it. If a modification is accepted by only a percentage of users and miners, a division in the Bitcoin network will occur such that one network will run the pre-modification source code and the other network will run the modified source code. Such a division is known as a “fork.” A temporary or permanent “fork” could adversely affect the value of the Shares. In addition, Shareholders will not receive the benefits of any Incidental Rights and any IR Virtual Asset, including any forked or airdropped assets.” Consequently, as a practical matter, a modification to the source code becomes part of the Bitcoin network only if accepted by participants collectively having most of the processing power on the Bitcoin network. There have been several forks in the Bitcoin network, including but not limited to, forks resulting in the creation of Bitcoin Cash (August 1, 2017), Bitcoin Gold (October 24, 2017) and Bitcoin SegWit2X (December 28, 2017), among others.

Core development of the Bitcoin network source code has increasingly focused on modifications of the Bitcoin network protocol to increase speed and scalability and also allow for non-financial, next generation uses. For example, following the activation of Segregated Witness on the Bitcoin network, an alpha version of the Lightning Network was released. The Lightning Network is an open-source decentralized network that enables instant off-Bitcoin blockchain transfers of the ownership of Bitcoin without the need of a trusted third-party. The system utilizes bidirectional payment channels that consist of multi-signature addresses. One on-blockchain transaction is needed to open a channel and another on-blockchain transaction can close the channel. Once a channel is open, value can be transferred instantly between counterparties, who are engaging in real Bitcoin transactions without broadcasting them to the Bitcoin network. New transactions will replace previous transactions and the counterparties will store everything locally as long as the channel stays open to increase transaction throughput and reduce computational burden on the Bitcoin network. Other efforts include increased use of smart contracts and distributed registers built into, built atop or pegged alongside the Bitcoin blockchain. The Trust’s activities will not directly relate to such projects, though such projects may utilize Bitcoin as tokens for the facilitation of their non-financial uses, thereby potentially increasing demand for Bitcoin and the utility of the Bitcoin network as a whole. Conversely, projects that operate and are built within the Bitcoin blockchain may increase the data flow on the Bitcoin network and could either “bloat” the size of the Bitcoin blockchain or slow confirmation times. At this time, such projects remain in early stages and have not been materially integrated into the Bitcoin blockchain or the Bitcoin network.

Forms of Attack Against the Bitcoin Network

All networked systems are vulnerable to various kinds of attacks. As with any computer network, the Bitcoin network contains certain flaws. For example, the Bitcoin network is currently vulnerable to a “51% attack” where, if a mining pool were to gain control of more than 50% of the hash rate for a digital asset, a malicious actor would be able to prevent new transactions from confirmation, and reverse new transactions that are completed while they are in control of the network, effectively enabling them to double-spend their Bitcoins.

In addition, many digital asset networks have been subjected to a number of denial of service attacks, which has led to temporary delays in block creation and in the transfer of Bitcoin. Any similar attacks on the Bitcoin network that impact the ability to transfer Bitcoin could have a material adverse effect on the price of Bitcoin and the value of the shares.

The Fund’s Portfolio Composition

The Fund will not invest directly in Bitcoin or any other digital assets. Rather, the Fund seeks to gain exposure to the Reference Assets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the T-Rex 1.5X Inverse Bitcoin Daily Target (Cayman) Portfolio S.P. (the “T-Rex 1.5X Inverse Bitcoin Subsidiary”). The T-Rex 1.5X Inverse Bitcoin Subsidiary is wholly-owned and controlled by the Fund. The Fund will also likely have significant cash investments. Again, however, the Fund will not invest directly in Bitcoin or any other digital assets.

The T-Rex 1.5X Inverse Bitcoin Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the T-Rex 1.5X Inverse Bitcoin Subsidiary may not exceed 25% of the Fund’s total assets (the “Subsidiary Limit”). The Fund’s investment in the T-Rex 1.5X Inverse Bitcoin Subsidiary is intended to provide the Fund with exposure to Bitcoin returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the T-Rex 1.5X Inverse Bitcoin Subsidiary. The T-Rex 1.5X Inverse Bitcoin Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that unlike the Fund, it may invest without limit in the Reference Assets. The Fund will aggregate its investments with the T-Rex 1.5X Inverse Bitcoin Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the T-Rex 1.5X Inverse Bitcoin Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the T-Rex 1.5X Inverse Bitcoin Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the T-Rex 1.5X Inverse Bitcoin Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the T-Rex 1.5X Inverse Bitcoin Subsidiary.

The Fund (and the T-Rex 1.5X Inverse Bitcoin Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following cash investments: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), and treasury inflation-protected securities that provide liquidity, serve as margin or collateralize the Fund’s and/or the T-Rex 1.5X Inverse Bitcoin Subsidiary’s investments in the Reference Assets.

The Fund is classified as a non-diversified fund under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer.

Information provided to or filed with the Securities and Exchange Commission by any Reference ETP pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission through the Securities and Exchange Commission’s website at www.sec.gov. Information regarding a Reference Asset that is an index may be obtained at the website maintained by the index provider.

In addition, information regarding the Reference Assets may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Information about the Reference ETPs

The purpose of each of the Reference ETPs is to own Bitcoin purchased by the particular Reference ETP in exchange for shares issued by the Reference ETP. The assets of each Reference ETP consist primarily of Bitcoin held by the Reference ETPs custodian on behalf of the Reference ETP. Each Reference ETP issues and redeems its shares only in blocks of shares (or “Baskets”) to registered broker-dealers that enter into a contract with the sponsor and the trustee of the particular Reference ETP (“Authorized Participants”). Authorized Participants will purchase shares by depositing cash in the Reference ETP’s account with its custodian. This will cause the Reference ETP’s sponsor to automatically instruct a counterparty to (i) purchase the amount of Bitcoin equivalent in value to the cash deposit amount associated with the order and (ii) deposit the resulting Bitcoin deposit amount in the Reference ETPs account with the custodian, resulting in the transfer agent crediting the applicable amount of shares to the Authorized Participant.

When such an Authorized Participant redeems its shares in the Reference ETP, the sponsor will direct the custodian to transfer Bitcoin to the counterparty, who will sell the Bitcoin to be executed at the Index price used by the Reference ETP to calculate its net asset value.

Redemptions of Baskets may be suspended (i) during any period in which regular trading on the exchange on which shares of the particular Reference ETP are traded is suspended or restricted, or the exchange is closed (other than scheduled holiday or weekend closings), or (ii) during a period when the sponsor determines that delivery, disposal or evaluation of Bitcoin is not reasonably practicable. If any of these events occurs at a time when an Authorized Participant intends to redeem shares, and the price of Bitcoin decreases before such Authorized Participant is able again to surrender for redemption Baskets, such Authorized Participant will sustain a loss with respect to the amount that it would have been able to obtain upon the redemption of its shares, had the redemption taken place when such Authorized Participant originally intended it to occur.  Individual shares will not be redeemed by the particular Reference ETP, however, each Reference ETP will be listed and traded on an exchange, as follows:

Reference ETP	Exchange	Ticker Symbol
Grayscale Bitcoin Trust	NYSE Arca, Inc.	GBTC
Bitwise Bitcoin ETF	NYSE Arca, Inc.	BITB
Hashdex Bitcoin ETF	NYSE Arca, Inc.	DEFI
iShares Bitcoin Trust	The Nasdaq Stock Market, LLC	IBIT
Valkyrie Bitcoin Fund	The Nasdaq Stock Market, LLC	BRRR
ARK 21Shares Bitcoin ETF	Cboe BZX Exchange, Inc.	ARKB
Invesco Galaxy Bitcoin ETF	Cboe BZX Exchange, Inc.	BTCO
VanEck Bitcoin Trust	Cboe BZX Exchange, Inc.	HODL
WisdomTree Bitcoin Fund	Cboe BZX Exchange, Inc.	BTCW
Fidelity Wise Origin Bitcoin Fund	Cboe BZX Exchange, Inc.	FBTC
Franklin Bitcoin ETF	Cboe BZX Exchange, Inc.	EZBC

Authorized Participants may offer shares of the Reference ETP to the public at prices that depend on various factors, including the supply and demand for shares, the value of the Reference ETP’s assets, and market conditions at the time of a transaction. Shareholders who buy or sell shares of a Reference ETP during the day from their broker-dealer on the secondary market may do so at a premium or discount relative to the net asset value of the Reference ETPs shares. The value of shares of a Reference ETP may not directly correspond to the price of Bitcoin, and is highly volatile. The price of a Reference ETP may go down even if the price of the underlying asset, Bitcoin, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

Each Reference ETP is a passive investment vehicle that does not seek to generate returns beyond tracking the price of Bitcoin. This means the sponsor does not speculatively sell Bitcoin at times when its price is high or speculatively acquire Bitcoin at low prices in the expectation of future price increases. The Reference ETPs will not utilize hedging, leverage, derivatives or any similar arrangements in seeking to meet its investment objective. The Reference ETPs are not registered investment companies under the Investment Company Act of 1940 and are not required to register under the Investment Company Act of 1940. Each Reference ETP’s custodian will keep custody of all of the Reference ETP’s Bitcoin, other than that which is maintained in a trading account, in accounts that are required to be segregated from the assets held by the Custodian as principal and the assets of its other customers (the “Vault Balance”). The Reference ETP’s custodian will keep all of the private keys associated with such Reference ETP’s Bitcoin held by the custodian in the Vault Balance in “cold storage”, which refers to a safeguarding method by which the private keys corresponding to the particular Reference ETP’s Bitcoins are generated and stored in an offline manner using computers or devices that are not connected to the internet, which is intended to make them more resistant to hacking.

The Reference ETP’s net asset value means the total assets of the Reference ETP including, but not limited to, all bitcoin and cash, less total liabilities of the Reference ETP. The sponsor of each Reference ETP has the exclusive authority to determine that Reference ETP’s net asset value. The Reference ETP determines its net asset value on each day that the exchange on which it trades is open for regular trading, as promptly as practical after 4:00 p.m. EST. In determining its net asset value, the Reference ETP values the Bitcoin it holds based on the price set by an index as of 4:00 p.m. Eastern time. The Reference ETP also determines the net asset value per share. In determining a Reference ETP’s net asset value, the trustee or an administrator values the Bitcoin held by the Reference ETP based on an Index price. The U.S. dollar value of a Basket of shares at 4:00 p.m., Eastern time, on the trade date of a creation or redemption order is equal to the basket amount, which is the number of Bitcoins required to create or redeem a Basket of shares, multiplied by the Index Price, which is the U.S. dollar value of a Bitcoin derived from the Reference ETPs digital asset trading platforms that are reflected in the particular Reference ETP’s Index at 4:00 p.m., Eastern time, on each business day. The methodology used to calculate an Index price to value Bitcoin in determining the net asset value of a Reference ETP may not be deemed consistent with U.S. generally accepted accounting principles (“GAAP”). Therefore, the Index is not used in the Reference ETP’s financial statements. The Reference ETP’s Bitcoin are carried, for financial statement purposes, at fair value, as required by GAAP. . Therefore, the Index is not used in the Reference ETP’s financial statements. The Reference ETP’s Bitcoin are carried, for financial statement purposes, at fair value, as required by GAAP.

Many of the Reference ETPs have a limited operating history. Each Reference ETP is subject to the information requirements of the Securities Exchange Act of 1934 and it files periodic reports with the U.S. Securities and Exchange Commission (the “SEC”). Certain of the Reference ETPs are subject to reduced public company reporting requirements under the Jumpstart Our Business Startups Act (the “JOBS Act”). These Reference ETPs are an “emerging growth company,” as defined in the JOBS Act. For as long as the particular Reference ETP is an emerging growth company, such Reference ETP may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies,” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes–Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in the Bitcoin Trust’s periodic reports and audited financial statements in this prospectus, exemptions from the requirements of holding advisory “say-on-pay” votes on executive compensation and shareholder advisory votes on “golden parachute” compensation and exemption from any rules requiring mandatory audit firm rotation and auditor discussion and analysis and, unless otherwise determined by the SEC, any new audit rules adopted by the Public Company Accounting Oversight Board.

The SEC maintains an Internet website on its EDGAR Database that includes the registration statement, shareholder reports, other regulatory filings and other information regarding each Reference ETP. The SEC’s EDGAR Database is located here: SEC.gov | EDGAR | Company Filings. Information regarding a Reference Asset that is an index may be obtained at the website maintained by the index provider.

Principal Risks
Performance History

The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (833) 759-6110.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Risk Lose Money [Member]
The Fund may not achieve its inverse investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Effects of Compounding and Market Volatility Risk [Member]

Effects of Compounding and Market Volatility Risk. The Fund has a daily investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from -150% of the Reference Assets’ performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are inverse and that rebalance daily and becomes more pronounced as volatility and holding periods increase. A volatility rate is a statistical measure of the magnitude of fluctuations in the underlying security’s returns over a defined period. Performance is the return on the underlying security for a stated period. The more volatile, the more likely the returns may differ over time. For periods longer than a trading day, volatility in the performance of the underlying security or its rebalancing from day to day is the primary cause of any disparity between the Fund’s actual returns and the returns of the underlying security for such period. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Assets during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) volatility; b) performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities of the Reference Assets. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain inverse exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from -150% of the performance of the Reference Assets.

During periods of higher the Reference Assets’ volatility, the volatility of the Reference Assets may affect the Fund’s return as much as, or more than, the return of the Reference Assets. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Reference Assets during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 11.1% if the Reference Assets provided no return over a one year period during which the Reference Assets experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Reference Assets’ return is flat. For instance, if the Reference Assets’ annualized volatility is 100%, the Fund would be expected to lose 84.7% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than -150% of the performance of the Reference Assets and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -150% of the performance of the Reference Assets. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Inverse Correlation Risk” below.

One Year Index	-150% One Year Index	Volatility Rate
Return	Simple Return	10%	25%	50%	75%	100%
-60%	90%	287.9%	251.6%	147.4%	37.7%	-39.4%
-50%	75%	177.6%	151.6%	77.0%	-1.5%	-56.6%
-40%	60%	111.2%	91.4%	34.6%	-25.1%	-67.0%
-30%	45%	67.6%	51.9%	6.9%	-40.5%	-73.8%
-20%	30%	37.2%	24.3%	-12.5%	-51.3%	-78.6%
-10%	15%	14.9%	4.2%	-26.7%	-59.2%	-82.0%
0%	0%	-1.9%	-11.1%	-37.4%	-65.2%	-84.7%
10%	-15%	-14.9%	-22.9%	-45.8%	-69.8%	-86.7%
20%	-30%	-25.3%	-32.3%	-52.4%	-73.5%	-88.3%
30%	-45%	-33.8%	-40.0%	-57.8%	-76.5%	-89.7%
40%	-60%	-40.8%	-46.3%	-62.2%	-79.0%	-90.7%
50%	-75%	-46.6%	-51.6%	-65.9%	-81.0%	-91.7%
60%	-90%	-51.5%	-56.1%	-69.1%	-82.8%	-92.4%

The Reference ETPs only recently commenced operations and have a very short operating history. The annualized historical daily volatility rate for Bitcoin, which the Reference Assets are intended to replicate, for the five-year period ended December 31, 2023 was 66.65%. Bitcoin’s annualized daily volatility rates were as follows:

2019	73.07%

2020	65.04%

2021	81.29%

2022	62.61%

2023	45.45%

Volatility for a shorter period of time may have been substantially higher.

The annualized performance for Bitcoin, which the Reference Assets are intended to replicate, for the five-year period ended December 31, 2023 was 63.13%. Historical volatility and performance are not indications of what the Reference Assets’ volatility and performance will be in the future.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Leverage Risk [Member]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Reference Assets will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 1.5% for every 1% daily rise in the Reference Assets, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 66.67%. This would result in a total loss of a shareholder’s investment in one day even if the Reference Assets subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Reference Assets do not lose all of their value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Reference Assets and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative exchange traded product, reduce its leverage or close.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Derivatives Risk [Member]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund will use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses. Swaps in which the Fund invests are uncleared, non-exchange traded and are cash settled.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Counterparty Risk [Member]

Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Rebalancing Risk [Member]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Reference Assets that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Intra-Day Investment Risk [Member]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Reference Assets at the market close on the first trading day and the value of the Reference Assets at the time of purchase. If the Reference Assets lose value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Reference Assets rise, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the Reference Assets.

If there is a significant intra-day market event and/or the Reference Assets experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange and experience significant losses.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Market Risk [Member]

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Indirect Investment Risk [Member]

Indirect Investment Risk. The Reference Assets are not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Reference Assets and make no representation as to the performance of the Reference Assets. Investing in the Fund is not equivalent to investing in the Reference Assets. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Reference Assets.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Reference Asset Investing Risk [Member]

Reference Asset Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. The following is a summary of risk factors related to the Reference Assets as identified by the Reference ETPs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of the Reference ETPs).

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Risk Factors Related to Digital Assets [Member]

Risk Factors Related to Digital Assets

●	Bitcoin and Bitcoin-linked investments are relatively new investments, they present unique and substantial risks, and investing in Bitcoin has been subject to significant price volatility. The trading prices of many digital assets, including Bitcoin, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Bitcoin, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of Bitcoin has been and may continue to be deeply speculative such that trading and investing in Bitcoin intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of Bitcoin known as “whales” may have the ability to manipulate the price of Bitcoin. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of Bitcoin as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies such as the Bitcoin blockchain. For example, the Bitcoin blockchain may be subject to attack by miners or a group of miners that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in Bitcoin may be adversely affected by such an attack.
●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of Bitcoin.
●	Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Risk Factors Related to the Digital Asset Platforms [Member]

Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of Bitcoins, the value of which may be highly volatile and subject to fluctuations due to a number of factors.
●	The Reference ETPs (defined to be the exchange traded product that tracks the price of Bitcoin) have a limited history, a Reference ETP price could fail to track the global Bitcoin price, and a failure of the Reference ETP price could adversely affect the value of the shares.
●	Proposed changes to the Bitcoin blockchain protocol may not be adopted by a sufficient number of users and miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.
●	Bitcoin blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Bitcoin and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying Bitcoin could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Bitcoin network or take the Trust’s Bitcoin, which would adversely affect the value of the Fund. Exposure of Bitcoin to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Bitcoin blockchain can nonetheless precipitate a significant decline in the price of Bitcoin and an investment in the Fund.
●	While Bitcoin was the first digital asset to gain global adoption, and as of December 31, 2023, Bitcoin was the largest digital asset by market capitalization tracked by CoinMarketCap.com, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.65 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms rather than open platforms like the Bitcoin network. Competition from the emergence or growth of alternative digital assets and smart contracts platforms, such as those focused on zero-knowledge cryptography, Solana, Avalanche, Polkadot, or Cardano, could have a negative impact on the demand for, and price of, Bitcoin and thereby adversely affect the value of the Fund.

●	Bitcoin has only recently become selectively accepted as a means of payment by retail and commercial outlets, and use of Bitcoins by consumers to pay such retail and commercial outlets remains limited. Banks and other established financial institutions may refuse to process funds for Bitcoin transactions; process wire transfers to or from digital asset platforms, Bitcoin-related companies or service providers; or maintain accounts for persons or entities transacting in Bitcoin. Processing of Bitcoin transactions may be slow, transaction fees may be subject to significant variability. As a result, the prices of Bitcoin may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.
●	Layer 2 refers to a series of different protocols that facilitate the creation of smart contracts and decentralized applications (dApps) on top of the core blockchain. Through various means, smart contracts and transactions are largely executed outside of the Bitcoin main chain. However, this is achieved while maintaining the full network security of the core layer 1 chain.
●	Further developments in blockchain for its intended purpose may depend on Layer 2 scaling solutions (“Layer 2 Solutions”). Layer 2 Solutions are protocols that allow developers to build applications with faster transaction ability and cheaper costs than if they were to build on the layer 1 chain, which refers to decentralized applications built on the Bitcoin main chain. There are various types of scaling solutions for Bitcoin that will assist in the implementation of Layer 2 Solutions. For Bitcoin to be suitable for global enterprise and mass adoption, there first needs to be improvements that facilitate scaling and transaction speed to keep up with user demand, and accommodating the various types of users and transaction requests. The Bitcoin Lightning Network is a Layer 2 Solution that uses channels to create peer-to-peer payment routs between two parties. These exist separately from Bitcoin's network and their primary purpose is to allow for faster transactions. Since these Layer 2 Solutions are recorded off of the Bitcoin network this results in slower verification times for these transactions, and users may be subject to manipulation of the transaction data by unauthorized parties. This may result in users and retailers less likely to accept Bitcoin as a form of payment, and cause a decrease in the value of Bitcoin and the performance of the Fund.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Risk Factors Related to the Reference ETPs and Their Shares [Member]

Risk Factors Related to the Reference ETPs and Their Shares

●	If the process of creation and redemption of baskets encounters any unanticipated difficulties, the possibility for arbitrage transactions by authorized participants intended to keep the price of the shares closely linked to the price of Bitcoin may not exist and, as a result, the price of the shares may fall or otherwise diverge from NAV.
●	The liquidity of the shares may also be affected by the withdrawal from participation of authorized participants.
●	Security threats to the Reference ETPs’ account at the custodian could result in the halting of the Reference ETPs’ operations and a loss of the Reference ETPs assets or damage to the reputation of the Reference ETPs, each of which could result in a reduction in the value of the shares.
●	The price used to calculate the value of the Reference ETPs’ Bitcoin may be volatile, adversely affecting the value of the shares.

●	Bitcoin transactions are irrevocable and stolen or incorrectly transferred Bitcoins may be irretrievable. As a result, any incorrectly executed Bitcoin transactions could adversely affect the value of the shares.
●	If the Reference ETPs’ custodian agreement is terminated or its custodian fails to provide services as required, the Reference ETPs may need to find and appoint a replacement custodian, which could pose a challenge to the safekeeping of the Reference ETPs’ Bitcoins, and the Reference ETPs’ ability to continue to operate may be adversely affected.
●	Loss of a critical banking relationship for, or the failure of a bank used by, the Reference ETPs’ prime execution agent could adversely impact the Reference ETPs’ ability to create or redeem baskets, or could cause losses to the Reference ETPs.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Risk Factors Related to the Regulation of the Reference ETPs and Their Shares [Member]

Risk Factors Related to the Regulation of the Reference ETPs and Their Shares

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of Bitcoin or the Shares, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of Bitcoins, mining activity, digital wallets, the provision of services related to trading and custodying Bitcoin, the operation of the Bitcoin network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.
●	If regulators subject the Reference ETPs to regulation as a money services business (“MSB”) or money transmitter, this could result in extraordinary expenses to the Reference ETPs and also result in decreased liquidity for the Shares.
●	Regulatory changes or interpretations could obligate an Authorized Participant or the Reference ETPs to register and comply with new regulations, resulting in potentially extraordinary, nonrecurring expenses to the Trust.
●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Crypto Asset Risk [Member]

Crypto Asset Risk. The Fund has exposure to the crypto asset platforms as a result of the Reference Assets attempting to reflect generally the performance of the price of Bitcoin before payment of its expenses and liabilities. A crypto asset operates without central authority or banks and is not backed by any government. Crypto assets are often referred to as a “virtual asset” or “digital asset,” and operate as a decentralized, peer-to-peer financial trading platform and value storage that is used like money. A crypto asset is also not a legal tender. Federal, state or foreign governments may restrict the use and exchange of a crypto asset, and regulation in the U.S. is still developing. Further, the spot markets for crypto assets are fragmented and lack regulatory compliance and/or oversight. Crypto asset platforms may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware. The Fund’s indirect exposure to crypto assets such as Bitcoin may be affected by the high volatility associated with such crypto asset exposure. Future regulatory actions or policies may limit the ability to sell, exchange or use crypto assets, thereby impairing their prices. Crypto asset trading platforms on which Bitcoin trades, and which may serve as a pricing source for valuation of spot Bitcoin held by the Reference ETPs may be subject to enforcement actions by regulatory authorities.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Index Performance Risk [Member]

Index Performance Risk — An index used as a Reference Asset by the Fund may underperform other asset classes and may underperform other similar indexes. An index used by the Fund will be maintained by a third party provider unaffiliated with a Fund or the Adviser. There can be no guarantee that the methodology underlying a particular index or the daily calculation of the index will be free from error. Changes to the index methodology or changes to the digital asset trading platforms included in the index may impact the value of the Index may cause the Fund to experience increased volatility and adversely impact the Fund’s ability to meet its investment objective.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Industry Concentration Risk [Member]

Industry Concentration Risk. The Fund will be concentrated in the industry to which the Reference Asset is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to Bitcoin ). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Subsidiary Investment Risk [Member]

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the T-Rex 1.5X Inverse Bitcoin Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The T-Rex 1.5X Inverse Bitcoin Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the T-Rex 1.5X Inverse Bitcoin Subsidiary, will not have all the protections offered to investors in registered investment companies.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Money Market Instrument Risk [Member]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds and depositary accounts. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Liquidity Risk [Member]

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Reference Assets. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Reference Assets’ value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Reference Assets. Under such circumstances, the market for securities of the Reference Assets may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the Reference Assets or financial instruments and the Fund's transactions could exacerbate the price changes of the Reference Assets and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in the Reference Assets and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of the Reference Assets and correlated derivative instruments.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Early Close/Trading Halt Risk [Member]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Reference Assets and may incur substantial losses. If there is a significant intra-day market event and/or the securities of the Reference Assets experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on Cboe BZX and incur significant losses.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Equity Securities Risk [Member]

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Cash Transaction Risk [Member]

Cash Transaction Risk. Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Tax Risk [Member]

Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in Bitcoin (or any other digital asset) or derivatives based upon Bitcoin (or any other digital asset) presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will not invest directly in Bitcoin or any other digital assets, but it will gain exposure to Bitcoin through investments in the T-Rex 1.5X Inverse Bitcoin Subsidiary, which is intended to provide the Fund with exposure to Bitcoin returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the T-Rex 1.5X Inverse Bitcoin Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to Bitcoin returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | ETF Risks [Member]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]

●	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Cash Redemption Risk [Member]

●	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Costs of Buying or Selling Shares [Member]

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Shares May Trade at Prices Other Than NAV [Member]

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Trading [Member]

●	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | New Fund Risk [Member]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Although the Fund is new, the structure of providing inverse leveraged exposure to the price of Bitcoin is not necessarily a new strategy as similar inverse funds, such as those that primarily invest in cash settled futures contracts, currently trade on the NYSE Arca Exchange. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Short Exposure Risk [Member]

Short Exposure Risk. A short position is a financial transaction in which an investor sells an asset that the investor does not own. In such a transaction, an investor’s short position appreciates when a reference asset falls in value. By contrast, the short position loses value when the reference asset’s value increases. Because historically most assets have risen in value over the long term, short positions are expected to depreciate in value. Accordingly, short positions may be riskier and more speculative than traditional investments. In addition, any income, dividends or payments by reference assets in which the Fund has a short position will impose expenses on the Fund that reduce returns.

The Fund will obtain short exposure through the use of  swap agreements. To the extent that the Fund obtains short exposure from derivatives, the Fund may be exposed to heightened volatility or limited liquidity related to the reference asset of the underlying short position, which will adversely impact the Fund’s ability to meet its investment objective or adversely impact its performance. If the Fund were to experience this volatility or decreased liquidity, the Fund may be required to obtain short exposure through alternative investment strategies that may be less desirable or more costly to implement. If the reference asset underlying the short position is thinly traded or has a limited market, there may be a lack of available securities or counterparties for the Fund to enter into a short position or obtain short exposure from a derivative.

T-REX 1.5X INVERSE BITCOIN DAILY TARGET ETF | Daily Inverse Correlation Risk [Member]

Daily Inverse Correlation Risk. There is no guarantee that the Fund will achieve a high degree of inverse correlation to the Reference Assets and therefore achieve its daily inverse investment objective. The Fund’s exposure to the Reference Assets is impacted by the Reference Assets’ movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Reference Assets at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Reference Assets increases on days when the Reference Assets are volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily inverse investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Reference Assets. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired inverse correlation with the Reference Assets. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Reference Assets. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Reference Assets. Any of these factors could decrease the inverse correlation between the performance of the Fund and the Reference Assets and may hinder the Fund’s ability to meet its daily inverse investment objective on or around that day.